Segmented Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segmented Information

36. Segmented Information

The Company provides comprehensive professional services in the area of infrastructure and facilities throughout North America and globally. It considers the basis on which it is organized, including geographic areas and service offerings, to identify its reportable segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision maker is the CEO of the Company, and the Company’s operating segments are based on its two primary service offerings and regional geographic areas.

The three Consulting Services reportable segments provide professional consulting in engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics services in the area of infrastructure and facilities. The Construction Services reportable segment provides construction management at-risk services primarily on water-related projects.

Segment performance is evaluated by the CEO based on gross margin and is measured consistently with gross margin in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Adjustments and Eliminations column. Comparative figures in the table below were reclassified due to a realignment between the Consulting Services—United States and Consulting Services—Global reportable segments.

Reportable segments

	For the year ended December 31, 2017
	Consulting Services					Adjustments
		United		Construction	Total	and
	Canada	States	Global	Services	Segments	Eliminations	Consolidated
	$	$	$	$	$	$	$

Total gross revenue	1,221.9	2,254.0	664.7	1,126.2	5,266.8	(126.7)	5,140.1
Less inter-segment revenue	30.2	28.0	53.7	14.8	126.7	(126.7)	-

Gross revenue from external customers	1,191.7	2,226.0	611.0	1,111.4	5,140.1	-	5,140.1
Less subconsultants and other direct expenses	164.1	511.3	179.5	867.9	1,722.8	-	1,722.8

Total net revenue	1,027.6	1,714.7	431.5	243.5	3,417.3	-	3,417.3

Gross margin	551.5	958.7	251.7	66.0	1,827.9	-	1,827.9

	For the year ended December 31, 2016
	Consulting Services					Adjustments
				Construction	Total	and
	Canada	United States	Global	Services	Segments	Eliminations	Consolidated
	$	$	$	$	$	$	$

Total gross revenue	1,200.3	2,078.5	495.8	656.9	4,431.5	(131.4)	4,300.1
Less inter-segment revenue	31.5	15.5	72.7	11.7	131.4	(131.4)	-
Gross revenue from external customers	1,168.8	2,063.0	423.1	645.2	4,300.1	-	4,300.1
Less subconsultants and other direct expenses	148.2	467.1	112.9	473.5	1,201.7	-	1,201.7

Total net revenue	1,020.6	1,595.9	310.2	171.7	3,098.4	-	3,098.4

Gross margin	549.7	883.0	180.1	63.5	1,676.3	-	1,676.3

Geographic information: Non-current assets	December 31 2017 $	December 31 2016 $

Canada	452.4	471.2
United States	1,311.2	1,479.8
United Kingdom	119.3	135.9
Other countries	148.7	404.6

Total non-current assets	2,031.6	2,491.5

Non-current assets in the table above consist of property and equipment, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets.

Geographic information: Gross revenue	For the year ended December 31
	2017 $	2016 $
Canada	1,202.3	1,168.8
United States	2,923.2	2,468.2
United Kingdom	533.0	318.2
Other countries	481.6	344.9

Total gross revenue from external customers	5,140.1	4,300.1

Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31
	2017 $	2016 $

Consulting Services
Buildings	898.1	818.2
Energy & Resources	479.2	418.5
Environmental Services	683.8	636.5
Infrastructure	1,090.4	1,059.7
Water	877.2	722.0
Construction Services	1,111.4	645.2

Total gross revenue from external customers	5,140.1	4,300.1

The Company’s organizational structure for Consulting Services was realigned from four to five business operating units effective January 1, 2017. Gross revenue for comparative figures was reclassified due to this realignment and a realignment of services.

Customers

The Company has a large number of clients in various industries and sectors of the economy. No particular customer exceeds 10% of the Company’s gross revenue.